Loans and Advances to Customers - Finance Lease Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	€ 10,591	€ 9,979
Unearned future finance income on finance leases	(580)	(673)
Net investment in finance leases	10,011	9,306
Loans and advances to bank [member]
Disclosure of finance lease and operating lease by lessor [line items]
Net investment in finance leases	24	51
Loans and advances to customers [member]
Disclosure of finance lease and operating lease by lessor [line items]
Net investment in finance leases	9,987	9,256
Within 1 year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	3,116	2,374
More than 1 year but less than 2 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	3,811
More than 2 years but less than 3 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	2,145
More than 3 years but less than 4 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	717
More than 4 years but less than 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	367
More than 1 year but less than 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables		5,959
More than 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Maturities of gross investment in finance lease receivables	€ 434	€ 1,646